BUSINESS COMBINATIONS - Assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Aug. 05, 2024	Dec. 31, 2023
BUSINESS COMBINATIONS
Goodwill	$ 3,037		$ 2,247
Contingent consideration	377
Allocation to Minority Interest	$ 1,311		$ (26)
DeliveryCircle, LLC
BUSINESS COMBINATIONS
Cash		$ 699
Accounts receivable		620
Prepaid expenses and other assets		41
Intangible assets		586
Goodwill		790
Total assets acquired		2,736
Accounts payable		218
Accrued expenses		136
Contingent consideration		576
Total liabilities acquired		930
Allocation to Minority Interest		$ 1,286